Acquisition of Subsidiaries: Schedule of Assets Acquired and Liabilities Assumed (2) (Details) (IntelligentPowerAcquisitionIncMember, USD $)	Jul. 24, 2013
IntelligentPowerAcquisitionIncMember
Total Purchase Price	$ 3,984,192
Tangible Assets Acquired	(11,625)
Total Liabilities Assumed	193,315
Technology Purchased	$ 4,165,882